Issued Capital	6 Months Ended
Jun. 30, 2026
Text block [abstract]
Issued Capital

17.	Issued Capital

(in thousands)	Note	June 30 2026	December 31 2025

Issued capital

Share capital issued and outstanding: 454,159,968 common shares (December 31, 2025: 454,033,830 common shares)	17.1	$3,825,005	$3,814,910

17.1.	Shares Issued
The Company is authorized to issue an unlimited number of common shares having no par value and an unlimited number of preference shares issuable in series. As at June 30, 2026 and 2025, the Company had no preference shares outstanding.

17.2.	Dividends Declared

	Three Months Ended June 30		Six Months Ended June 30

(in thousands, except per share amounts)	2026	2025	2026	2025

Dividends declared per share	$0.195	$0.165	$0.390	$0.330

Average number of shares eligible for dividend	454,133	453,933	454,116	453,878

Total dividends declared	$88,556	$74,899	$177,105	$149,780

1)	The Company has implemented a DRIP whereby shareholders can elect to have dividends reinvested directly into additional Wheaton common shares.